Consolidated Statements of Earnings - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Net Sales	$ 6,827.3	$ 6,127.5	$ 6,960.6
Type of Revenue [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Cost of products sold, excluding intangible asset amortization	$ 1,960.4	$ 1,824.3	$ 1,943.7
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Intangible asset amortization	$ 529.5	$ 512.1	$ 500.9
Research and development	435.8	322.8	394.1
Selling, general and administrative	2,843.4	2,712.7	2,810.1
Goodwill and intangible asset impairment	16.3	503.0	70.1
Restructuring and other cost reduction initiatives	125.7	107.2	48.2
Quality remediation	52.8	50.9	82.0
Acquisition, integration, divestiture and related	3.1	11.4	(0.5)
Operating expenses	5,967.0	6,044.4	5,848.6
Operating Profit	860.3	83.1	1,112.0
Other income (expense), net	12.2	23.8	(4.9)
Interest expense, net	(208.4)	(212.1)	(227.0)
Loss on early extinguishment of debt	(165.1)	0.0	0.0
Earnings (loss) from continuing operations before income taxes	499.0	(105.2)	880.1
Provision (benefit) for income taxes from continuing operations	53.5	(96.0)	(238.0)
Net Earnings (Loss) from Continuing Operations	445.5	(9.2)	1,118.1
Less: Net earnings (loss) attributable to noncontrolling interest	0.5	1.5	(0.1)
Net Earnings (Loss) from Continuing Operations of Zimmer Biomet Holdings, Inc.	445.0	(10.7)	1,118.2
(Loss) Earnings from Discontinued Operations, Net of Tax	(43.4)	(128.2)	13.4
Net Earnings (Loss) of Zimmer Biomet Holdings, Inc.	$ 401.6	$ (138.9)	$ 1,131.6
Basic Earnings Per Common Share
Earnings (Loss) from Continuing Operations	$ 2.14	$ (0.05)	$ 5.45
(Loss) Earnings from Discontinued Operations	(0.21)	(0.62)	0.07
Basic Earnings (Loss) Per Common Share	1.93	(0.67)	5.52
Diluted Earnings Per Common Share
Earnings (Loss) from Continuing Operations	2.12	(0.05)	5.41
(Loss) Earnings from Discontinued Operations	(0.21)	(0.62)	0.06
Diluted Earnings (Loss) Per Common Share	$ 1.91	$ (0.67)	$ 5.47
Weighted Average Common Shares Outstanding
Basic	208.6	207.0	205.1
Diluted	210.4	207.0	206.7